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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

 Cutler Investment Counsel, LLC      525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2014

Date of reporting period:       March 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 14.3%
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corporation	30,655	$3,005,110

Media - 3.4%
Walt Disney Company (The)	48,992	3,922,789

Multiline Retail - 5.2%
Nordstrom, Inc.	54,385	3,396,343
Target Corporation	44,650	2,701,772
		6,098,115
Specialty Retail - 3.1%
Home Depot, Inc. (The)	46,200	3,655,806

Consumer Staples - 9.2%
Beverages - 2.5%
PepsiCo, Inc.	35,495	2,963,833

Food & Staples Retailing - 1.9%
Sysco Corporation	60,595	2,189,297

Food Products - 2.3%
Archer-Daniels-Midland Company	62,135	2,696,038

Household Products - 2.5%
Procter & Gamble Company (The)	36,130	2,912,078

Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corporation	29,820	3,545,896
ConocoPhillips	41,830	2,942,741
Exxon Mobil Corporation	33,881	3,309,496
		9,798,133
Financials - 14.9%
Capital Markets - 5.3%
BlackRock, Inc. - Class A	7,184	2,259,224
Charles Schwab Corporation (The)	145,095	3,965,447
		6,224,671

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Financials - 14.9% (Continued)
Commercial Banks - 3.0%
M&T Bank Corporation	28,340	$3,437,642

Consumer Finance - 3.7%
American Express Company	47,395	4,266,972

Insurance - 2.9%
Chubb Corporation (The)	37,670	3,363,931

Health Care - 12.2%
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Company	27,525	3,222,627

Pharmaceuticals - 9.4%
Bristol-Myers Squibb Company	72,240	3,752,868
Johnson & Johnson	37,170	3,651,209
Merck & Company, Inc.	62,790	3,564,588
		10,968,665
Industrials - 10.5%
Aerospace & Defense - 3.2%
United Technologies Corporation	32,010	3,740,048

Electrical Equipment - 2.3%
Emerson Electric Company	38,735	2,587,498

Machinery - 5.0%
Caterpillar, Inc.	30,280	3,008,924
Deere & Company	31,244	2,836,955
		5,845,879
Information Technology - 13.8%
Communications Equipment - 2.2%
QUALCOMM, Inc.	32,639	2,573,911

IT Services - 3.1%
International Business Machines Corporation	18,565	3,573,577

Semiconductors & Semiconductor Equipment - 5.7%
Intel Corporation	104,965	2,709,147
Texas Instruments, Inc.	83,900	3,955,885
		6,665,032

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Information Technology - 13.8% (Continued)
Software - 2.8%
Microsoft Corporation	80,425	$3,296,621

Materials - 5.4%
Chemicals - 5.4%
E.I. du Pont de Nemours and Company	55,905	3,751,225
Monsanto Company	21,715	2,470,516
		6,221,741
Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	80,461	2,821,767
Verizon Communications, Inc.	58,960	2,804,727
		5,626,494
Utilities - 3.1%
Gas Utilities - 3.1%
National Fuel Gas Company	52,145	3,652,236

Total Common Stocks (Cost $77,402,775)		$112,508,744

MONEY MARKET FUNDS - 4.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.03% (a) (Cost $4,927,152)	4,927,152	$4,927,152

Total Investments at Value - 100.8% (Cost $82,329,927)		$117,435,896

Liabilities in Excess of Other Assets - (0.8%)		(925,779)

Net Assets - 100.0%		$116,510,117

(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 14.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.500%	02/28/19	$700,000	$693,000
U.S. Treasury Notes	1.375%	05/31/20	1,000,000	957,812
U.S. Treasury Notes	2.750%	02/15/24	400,000	400,875
Total U.S. Treasury Obligations (Cost $2,063,669)				$2,051,687

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.7%	Coupon		Maturity	Par Value	Value
Federal Agricultural Mortgage Corporation - 10.6%
Federal Agricultural Mortgage Corporation	2.800%		09/09/20	$1,500,000	$1,525,305

Federal Farm Credit Bank - 3.8%
Federal Farm Credit Bank	1.550%		01/24/20	500,000	483,039
Federal Farm Credit Bank	2.250%		08/15/22	65,000	61,409
					544,448
Federal Home Loan Bank - 20.4%
Federal Home Loan Bank	1.460%		12/13/19	500,000	477,992
Federal Home Loan Bank	1.000	%(a)	05/28/20	400,000	386,770
Federal Home Loan Bank	1.250	%(a)	02/14/23	500,000	485,720
Federal Home Loan Bank	1.125	%(a)	03/27/23	500,000	489,695
Federal Home Loan Bank	1.000	%(a)	06/20/23	550,000	545,162
Federal Home Loan Bank	1.250	%(a)	08/28/24	500,000	468,454
Federal Home Loan Bank	1.750	%(a)	08/28/24	100,000	94,471
					2,948,264
Federal Home Loan Mortgage Corporation - 3.7%
Federal Home Loan Mortgage Corporation	1.250%		11/30/17	65,000	64,712
Federal Home Loan Mortgage Corporation	1.500%		06/24/20	500,000	474,555
					539,267
Federal National Mortgage Association - 10.9%
Federal National Mortgage Association	1.000%		12/27/18	500,000	479,133
Federal National Mortgage Association	1.200%		04/25/19	500,000	484,062
Federal National Mortgage Association	1.000	%(a)	01/30/20	500,000	484,409
Federal National Mortgage Association	2.000%		03/27/20	60,000	59,188
Federal National Mortgage Association	2.200%		10/25/22	64,000	59,628
					1,566,420
Financing Corporation (FICO) - 4.5%
Financing Corporation (FICO)	9.800%		11/30/17	500,000	651,263

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.7% (Continued)	Coupon	Maturity	Par Value	Value
Private Export Funding Corporation - 2.7%
Private Export Funding Corporation	4.300%	12/15/21	$350,000	$388,546

U.S. Department of Housing and Urban Development - 1.1%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	157,555

Total U.S. Government Agency Obligations (Cost $8,428,527)				$8,321,068

OTHER GOVERNMENT OBLIGATIONS - 2.4%	Coupon	Maturity	Par Value	Value
Province of Manitoba (Cost $355,542)	1.300%	04/03/17	$350,000	$352,279

MORTGAGE-BACKED SECURITIES - 3.5%	Coupon		Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.8%
FHLMC, Pool #J13584	3.500%		11/01/25	$68,095	$71,458
FHLMC, Series 1963-Z	7.500%		01/01/27	31,625	36,440
					107,898
Federal National Mortgage Association - 2.6%
FNMA, Series 2003-3-HJ	5.000%		02/01/18	24,412	25,822
FNMA, Pool #899237	5.000%		03/01/22	18,048	19,467
FNMA, Series 2002-93-A1	6.500%		03/01/32	59,581	65,715
Multifamily REMIC Trust, Series 2006-M1-D	5.385	%(a)	06/01/19	250,000	270,573
					381,577
Government National Mortgage Association - 0.1%
GNMA, Pool #577742	5.500%		09/01/17	7,794	8,305

Total Mortgage-Backed Securities (Cost $484,545)					$497,780

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.8%	Coupon	Maturity	Par Value	Value
Ford Credit Auto Owner Trust,
Series 2012-A-A3	0.840%	04/15/15	$103,083	$103,302
FPL Recovery Funding LLC,
Series 2007-A-A3	5.127%	08/01/17	152,222	157,396
RSB Bond Company, LLC,
Series 2007-A-A2	5.720%	04/01/16	132,596	138,051
Total Asset-Backed Securities (Cost $406,625)				$398,749

CORPORATE BONDS - 17.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.4%
Fortune Brands, Inc.	5.375%	01/15/16	$321,000	$343,211

Energy - 1.4%
Buckeye Partners, L.P.	4.875%	02/01/21	200,000	210,668

Financials - 6.0%
Bank of America Corporation	5.625%	07/01/20	500,000	568,974
Finial Holdings, Inc.	7.125%	10/15/23	250,000	292,698
				861,672
Industrials - 3.5%
Domtar Corporation	10.750%	06/01/17	120,000	150,659
Iron Mountain, Inc.	8.375%	08/15/21	83,000	87,980
Kinross Gold Corporation	5.125%	09/01/21	100,000	99,089
Valmont Industries, Inc.	6.625%	04/20/20	150,000	174,179
				511,907
Telecommunication Services - 3.5%
Scripps Networks Interactive, Inc.	2.700%	12/15/16	300,000	311,348
Verizon Communications, Inc.	2.000%	11/01/16	185,000	189,267
				500,615
Utilities - 1.0%
Sempra Energy	6.500%	06/01/16	125,000	139,146

Total Corporate Bonds (Cost $2,528,665)				$2,567,219

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.03% (b) (Cost $178,718)	178,718	$178,718

Total Investments at Value - 99.6% (Cost $14,446,291)		$14,367,500

Other Assets in Excess of Liabilities - 0.4%		54,039

Net Assets - 100.0%		$14,421,539

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2014.
(b)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

1.   Securities Valuation

Portfolio securities of Cutler Equity Fund and Cutler Fixed Income Fund (the “Funds”) are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price.  Investments in shares of other open-end investment companies are valued at net asset value per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Funds’ investments as of March 31, 2014 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$112,508,744	$-	$-	$112,508,744
Money Market Funds	4,927,152	-	-	4,927,152
Total	$117,435,896	$-	$-	$117,435,896

THE CUTLER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,051,687	$-	$2,051,687
U.S. Government Agency Obligations	-	8,321,068	-	8,321,068
Other Government Obligations	-	352,279	-	352,279
Mortgage-Backed Securities	-	497,780	-	497,780
Asset-Backed Securities	-	398,749	-	398,749
Corporate Bonds	-	2,567,219	-	2,567,219
Money Market Funds	178,718	-	-	178,718
Total	$178,718	$14,188,782	$-	$14,367,500

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2014, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2014:

	Cutler	Cutler
	Equity	Fixed Income
	Fund	Fund

Cost of portfolio investments	$82,349,626	$14,446,291

Gross unrealized appreciation	$35,379,388	$121,412
Gross unrealized depreciation	(293,118)	(200,203)

Net unrealized appreciation (depreciation)	$35,086,270	$(78,791)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cutler Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 21, 2014

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	May 21, 2014

*	Print the name and title of each signing officer under his or her signature.